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                    Seward & Kissel LLP
                  One Battery Park Plaza
                 New York, New York 10105


                                February 7, 2000



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549


       Re:  Alliance International Premier Growth Fund, Inc.
            (File Nos. 333-41375 and 811-08527)

Dear Sirs:

         This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933 and is certification that the Statement of Additional Information of the above referenced fund does not differ from that included in the most recent post-effective amendment to the fund's registration statement, the text of which was filed electronically.


                                Very truly yours,


                                /s/ Janet R. Murtha





















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